Schedule of Future Minimum Lease Payments (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Remaining operating lease liability - December 31, 2024	$ 870,406	$ 870,406
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
2025		139,807
2026		23,797
Less imputed interest		(8,497)
Remaining operating lease liability - December 31, 2024		$ 155,107